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                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON FEBRUARY 14, 2002
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                      THAT REQUEST EXPIRED ON MAY 15, 2002

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2001
                                                -----------------

Check here if Amendment [X]; Amendment Number:  2
                                              -----------------
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

           /s/ Mark D. Lerner             Baltimore, Maryland       5/15/02
           --------------------------     ------------------------  -------
                  [Signature]              [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    10
                                           ------------------------------

Form 13F Information Table Value Total:    $83,832
                                           ------------------------------
                                                   (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Securities Exchange Act of 1934.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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                           FORM 13F INFORMATION TABLE


  COLUMN 1           COLUMN 2        COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
  --------           --------        --------    --------  ---------------------    --------   --------    --------------------

                                                  VALUE    SHRS OR    SH/   PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT    PRN   CALL  DISCRETION  MANAGERS     SOLE   SHARED   NONE
--------------     --------------     -----     --------   -------    ---   ----  ----------  --------     ----   ------   ----

COR Therapeutics       Common       217753102     4,906    205,000     SH           SOLE                   SOLE

Compaq Computer        Common       204493100     2,590    265,400     SH           SOLE                   SOLE

Compaq Computer        Common       204493100     8,784    900,000     SH   CALL    SOLE                                   NONE

Dal-Tile Int'l         Common       23426R108    17,421    749,300     SH           SOLE                   SOLE

Dobson
Communications         Common       256069105     2,109    247,000     SH           SOLE                   SOLE

Orion Power            Common       686286105    32,654  1,251,100     SH           SOLE                   SOLE

PRI Automation         Common       69357H106     2,511    122,800     SH           SOLE                   SOLE

Schuler Homes          Common       808188106       494     24,900     SH           SOLE                   SOLE

Telcorp PCS            Common       879300101     4,861    389,800     SH           SOLE                   SOLE

Williams Cos           Common       969457100     7,502    293,970     SH           SOLE                   SOLE